Property, Plant and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of
	March 31,	September 30,
	2026	2025
Computer equipment	$129,092	$123,812
Furniture and fixtures	88,335	88,335
Software	150,757	150,757
Construction in process	844,228	374,792
Equipment and machinery	261,949	261,949
Drone and landing pads	729,408	729,409
Leasehold improvements	77,514	77,514
Property, plant, and equipment, gross	2,281,283	1,806,568
Accumulated depreciation	(1,312,573)	(1,186,071)
Property, plant, and equipment, net	$968,710	$620,497

Property and equipment, net consists of the following:

	September 30,
	2025	2024
Computer equipment	$123,812	$127,623
Furniture and fixtures	88,335	88,335
Software	150,757	150,757
Construction in process	374,793	577,644
Equipment and machinery	261,949	270,344
Drone and landing pads	729,408	519,384
Leasehold improvements	77,514	77,514
Property, plant, and equipment, gross	1,806,568	1,811,601
Accumulated depreciation	(1,186,071)	(1,024,058)
Property, plant, and equipment, net	$620,497	$787,543